Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 115.4	$ 56.7	$ 12.4
Unrealized gains (losses) on derivative financial instruments:
Losses arising during the period	(0.2)	(0.3)	(3.1)
Reclassification adjustment for (income) losses included in net income	(1.9)	4.9	1.8
Foreign currency translation:
Foreign currency translation adjustments	(10.9)	(8.9)	11.0
Less: reclassification adjustment for sale of GBC Fordigraph Pty Ltd included in net income	0	(6.1)	0
Pension and other post-retirement plans:
Actuarial (loss) gain arising during the period	(21.1)	(46.3)	4.4
Amortization of actuarial loss and prior service cost included in net income	7.2	7.8	7.0
Other	(4.5)	0.9	3.0
Other comprehensive income (loss), before tax	(31.4)	(48.0)	24.1
Income tax expense related to items of other comprehensive income (loss)	6.3	3.1	(3.2)
Comprehensive income	$ 90.3	$ 11.8	$ 33.3